STATEMENT OF CASH FLOWS (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	$ 7,891,640
Cash flows
Obtainment Capital	1,127,790
Payment Capital	(1,738,349)
Payment Interest	(357,355)
Non-Flow Movements
Interest accrued and others	338,000
Reclassifications
Ending balance	7,261,726
Loans To Exporters [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	314,619
Cash flows
Obtainment Capital	293,001
Payment Capital	(202,000)
Payment Interest	(10,467)
Non-Flow Movements
Interest accrued and others	5,568
Reclassifications
Ending balance	400,721
Bank Loans [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	321,633
Cash flows
Obtainment Capital	74,663
Payment Capital	(167,548)
Payment Interest	(13,961)
Non-Flow Movements
Interest accrued and others	7,954
Reclassifications
Ending balance	222,741
Guaranteed Obligations [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	4,036,843
Cash flows
Obtainment Capital
Payment Capital	(315,698)
Payment Interest	(122,639)
Non-Flow Movements
Interest accrued and others	99,320
Reclassifications	(1,163,805)
Ending balance	2,534,021
Other Guaranteed Obligations [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	242,175
Cash flows
Obtainment Capital	704,398
Payment Capital	(274,339)
Payment Interest	(16,873)
Non-Flow Movements
Interest accrued and others	18,091
Reclassifications
Ending balance	673,452
Obligation With The Public [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	1,584,066
Cash flows
Obtainment Capital
Payment Capital	1,561
Payment Interest	(107,629)
Non-Flow Movements
Interest accrued and others	75,081
Reclassifications
Ending balance	1,553,079
Financial Leases [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	1,109,504
Cash flows
Obtainment Capital
Payment Capital	(691,390)
Payment Interest	(69,808)
Non-Flow Movements
Interest accrued and others	112,743
Reclassifications	1,163,805
Ending balance	1,624,854
Other Loans [Member]
Reconciliation of liabilities arising from financing activities [Roll Forward]
Beginning balance	282,800
Cash flows
Obtainment Capital	55,728
Payment Capital	(88,935)
Payment Interest	(15,978)
Non-Flow Movements
Interest accrued and others	19,243
Reclassifications
Ending balance	$ 252,858